Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net Loss	$ (3,051,339)	$ (477,746)	$ (2,909,850)	$ (1,168,977)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	7,379	6,665	30,781	26,632
Gain on forgiveness of debt				(19,924)
Imputed interest - related party	9,784	4,947	22,337	11,909
Fair value of options issued for services	2,544,215		696,934
Warrants issued/(cancelled) to consultants			(19,915)	72,575
Changes in operating assets and liabilities:
Decrease (Increase) in prepaid expenses	19,075	1,713	(24,887)	(2,394)
(Increase) in accounts receivables, net				25,872
Operating lease right-of-use, net	28,728	10,737	86,326
Increase in accrued expenses and other payables - related party	174,705	162,725	795,633	682,976
(Decrease) Increase in accounts payable	(78,513)	76,003	314,369	136,326
Operating lease liabilities, current	(26,647)	(10,090)	(79,609)
Net Cash Used In Operating Activities	(372,613)	(225,046)	(1,087,881)	(235,005)
Cash Flows From Investing Activities:
Purchase of Fixed Assets and Leasehold Improvements and Domain Name			(100,792)	(11,448)
Net Cash Used In Investing Activities			(100,792)	(11,448)
Cash Flows From Financing Activities:
Proceeds from Notes Payable - related party	300,000	120,000	320,000	242,000
Principal payments on debt	(15,000)	(1,000)	(20,000)
Proceeds from issuance of common stock		1,000,000	1,000,000
Net Cash Provided by Financing Activities	285,000	1,119,000	1,300,000	242,000
Net Increase in Cash	(87,613)	893,954	111,327	(4,453)
Cash at Beginning of Period	125,024	13,697	13,697	18,150
Cash at End of Period	37,411	907,651	125,024	13,697
Supplemental disclosure of cash flow information:
Cash paid for interest				10
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise			329,622
Settlement of accounts payable with note payable		265,244	265,244
Settlement of accounts payable with stock issuance		281,659	281,659	1,076
Adoption of lease standard ASC 842		$ 167,867	$ 559,568